DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	$ 12,570	$ 14,902
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	9,728	11,689
Effective Portion	764	350
Ineffective Portion	1	14
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	9,308	9,981
Effective Portion	529	288
Ineffective Portion	1	28
Net investment hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional Amount (U.S. Dollars)	420	1,708
Effective Portion	235	62
Ineffective Portion	$ 0	$ (14)